MINERAL EXPLORATION PROPERTIES (Detail Textuals 1) (Ansell Capital Corp, Plan of arrangement)	1 Months Ended
	Feb. 18, 2010 USD ($)	Feb. 18, 2010 CAD
Mineral Exploration Properties [Line Items]
Threshold amount of funds to be spent on qualifying expenditures to satisfy the work commitments	$ 200,000
Advance to pay certain agreed payables		75,000
Percentage of interest for execution of definitive agreement	25.00%	25.00%
Reduction in cost of mineral properties		75,000
Percentage of interest right to re purchase by paying back all advances	25.00%	25.00%